Schedule of Supplemental Proforma Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Revenues - net	$ 782,027		$ 482,285
Net loss	$ (3,695,535)	$ (764,611)	$ (8,115,878)	$ (3,235,506)
Loss per share - basic	$ (0.03)	$ (0.01)
Loss per share - diluted	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average number of shares - basic	143,351,827	128,920,994	130,384,336	126,540,836
Weighted average number of shares - diluted	143,351,827	128,920,994	130,384,336	126,540,836
Victorville Treasure Holdings LLC [Member]
Business Combination [Line Items]
Revenues - net			$ 2,515,319	$ 4,035,763
Net loss			$ (8,615,343)	$ (4,230,077)
Loss per share - basic			$ (0.07)	$ (0.03)
Loss per share - diluted			$ (0.07)	$ (0.03)
Weighted average number of shares - basic			130,384,336	126,540,836
Weighted average number of shares - diluted			130,384,336	126,540,836
Ranch Mirage Hilton LLC [Member]
Business Combination [Line Items]
Revenues - net	$ 2,373,373		$ 3,263,075
Net loss	$ (2,851,297)		$ (7,779,858)
Loss per share - basic	$ (0.02)		$ (0.06)
Loss per share - diluted	$ (0.02)		$ (0.06)
Weighted average number of shares - basic	143,351,827		130,384,336
Weighted average number of shares - diluted	143,351,827		130,384,336
SWC Group Inc [Member]
Business Combination [Line Items]
Revenues - net			$ 1,345,874	$ 1,830,427
Net loss			$ (2,391,487)	$ (3,820,900)
Loss per share - basic			$ (0.02)	$ (0.03)
Loss per share - diluted			$ (0.02)	$ (0.03)
Weighted average number of shares - basic			128,945,181	126,540,836
Weighted average number of shares - diluted			128,945,181	126,540,836
Skytech Automated Solutions Inc [Member]
Business Combination [Line Items]
Revenues - net			$ 43,232	$ 89,272
Net loss			$ (2,156,766)	$ (3,235,506)
Loss per share - basic			$ (0.02)	$ (0.03)
Loss per share - diluted			$ (0.02)	$ (0.03)
Weighted average number of shares - basic			128,945,181	126,540,836
Weighted average number of shares - diluted			128,945,181	126,540,836